Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Entity File Number	333-178651
Entity Registrant Name	First Capital Real Estate Trust Incorporated
Entity Central Index Key	0001536256
Entity Tax Identification Number	45-3770595
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	120 E. Baltimore st.
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	230-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false